Stock-Based Compensation - Summary of Stock-Based Compensation Expense Recorded in Selling, General and Administrative Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 36	$ 40
Selling, General and Administrative Expenses [Member] | Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	12	15
Selling, General and Administrative Expenses [Member] | Long-term Retention [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	4	4
Selling, General and Administrative Expenses [Member] | Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 20	$ 21